Balance Sheet	Jan. 12, 2021 USD ($)
Current assets:
Cash	$ 2,000,000
Prepaid expenses	26,800
Total current assets	2,026,800
Cash held in Trust Account	603,750,000
Total Assets	605,776,800
Current liabilities:
Accounts payable	451,356
Accrued expenses	75,000
Note payable—related party	295,733
Total current liabilities	822,089
Deferred underwriting commissions	21,131,250
Derivative liabilities	184,472,850
Total liabilities	206,426,189
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 60,375,000 shares at redemption value of $10.00 per share	603,750,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(204,400,898)
Total shareholders' deficit	(204,399,389)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	605,776,800
Common Class A [Member]
Shareholders' Deficit:
Common stock value	0
Common Class B [Member]
Shareholders' Deficit:
Common stock value	$ 1,509